DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Schedule Of Maturities Of Time Deposits
At December 31, 2013, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2014	$134,350
2015	34,571
2016	12,972
2017	13,373
2018	7,721
Thereafter	-
$202,987